SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Cash and cash equivalents) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Accounting Policies [Abstract]
Cash in bank accounts	$ 318,157	$ 582,565
Cash in escrow account	0	100,918
Total	$ 318,157	$ 683,483